Schedule of Investments
Thornburg Short Duration Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 99.7%
	Alabama — 1.3%
[a]	Selma Industrial Development Board (International Paper Co.), Series A, 2.00% due 11/1/2033 (put 10/1/2024)	$1,500,000	$ 1,548,000
	Arizona — 2.0%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America, N.A.) HFA, Series C, 0.12% due 1/1/2046 (put 7/1/2020)	500,000	500,000
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series B, 0.51% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	945,000	961,685
	Mesa Utility System Revenue, 4.00% due 7/1/2020	915,000	915,091
	California — 5.0%
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 2.00% due 4/1/2034 (put 4/1/2021)	1,000,000	1,004,290
	California (Dignity Health) HFFA, Series A, 5.00% due 3/1/2021	1,000,000	1,024,250
[a]	California Infrastructure and Economic Development Bank (California Academy of Sciences), Series D, 0.509% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	2,000,000	2,006,856
[a]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 0.776% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	1,000,000	997,615
[a]	California Municipal Finance Authority (Republic Services, Inc.), 3.00% due 9/1/2021 (put 7/1/2020)	1,000,000	1,000,081
	Colorado — 1.8%
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2020 - 12/1/2023	2,000,000	2,204,925
	Connecticut — 1.1%
	State of Connecticut GO, Series C, 5.00% due 6/15/2022	715,000	772,679
	State of Connecticut Special Tax Revenue, Series B, 5.00% due 10/1/2021	525,000	554,757
	Florida — 7.9%
	City of Jacksonville, Series C, 5.00% due 10/1/2020	1,000,000	1,011,180
	City of Orlando (Insured: AGM), Series A, 4.00% due 11/1/2021	900,000	935,757
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 4.00% due 11/1/2020	850,000	858,559
[a]	Escambia County (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	775,000	799,134
[a]	Manatee County (Florida Power & Light Co.), 0.13% due 9/1/2024 (put 7/1/2020)	1,100,000	1,100,000
[a]	Miami-Dade County (Florida Power & Light Co.) IDA, 0.14% due 6/1/2021 (put 7/1/2020)	3,900,000	3,900,000
[a]	Miami-Dade County (Waste Management, Inc.) IDA, 1.50% due 9/1/2027 (put 11/2/2020)	1,000,000	1,001,880
	Georgia — 3.0%
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2021	650,000	687,447
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2022	1,000,000	1,071,190
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2024	830,000	934,032
[a]	Private Colleges & Universities Authority (Emory University), Series B, 0.55% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	1,000,000	989,225
	Guam — 0.3%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2020	360,000	363,377
	Hawaii — 0.2%
	State of Hawaii GO, Series DZ, 5.00% due 12/1/2020	285,000	290,560
	Illinois — 8.9%
	Chicago Park District GO, Series B, 5.00% due 1/1/2022	400,000	419,584
	City of Chicago (Water System),
	5.00% due 11/1/2020	600,000	605,946
	Series 2017-2, 5.00% due 11/1/2022	600,000	640,236
	Cook County Community College District No. 508 (City Colleges of Chicago) GO, 5.00% due 12/1/2023	500,000	525,525
	Cook County School District No. 170 Chicago Heights (Insured: AGM) GO, Series D, 5.00% due 12/1/2022	1,500,000	1,641,465
[a]	Illinois Finance Authority (Peoples Gas Light & Coke Co.), Series B, 1.875% due 2/1/2033 (put 8/1/2020)	1,600,000	1,601,696
	State of Illinois (State Facilities Improvements) GO,
	5.00% due 3/1/2022	575,000	595,988
	Series A, 5.00% due 10/1/2022	1,000,000	1,047,310
	Series D, 5.00% due 11/1/2024	1,000,000	1,071,060
	State of Illinois GO,
	4.875% due 5/1/2021	500,000	508,950
	Series D, 5.00% due 11/1/2021	500,000	514,850
	Village of Tinley Park GO,
	4.00% due 12/1/2021	585,000	612,910
	5.00% due 12/1/2024	870,000	992,792
	Indiana — 1.1%
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series L, 0.41% (MUNIPSA + 0.28%) due 12/1/2046 (put 7/2/2021)	1,300,000	1,306,859
	Kentucky — 1.0%
[a]	Louisville/Jefferson County Metropolitan Government (Louisville Gas & Electric Co.), 1.85% due 10/1/2033 (put 4/1/2021)	1,200,000	1,213,992
	Louisiana — 2.6%
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2021	600,000	608,850
[a]	Louisiana Offshore Terminal Authority (Loop, Inc.), 1.65% due 9/1/2027 (put 12/1/2023)	1,500,000	1,530,600

Schedule of Investments, Continued
Thornburg Short Duration Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2023	$ 860,000	$ 981,595
	Maryland — 1.6%
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2022 - 4/15/2024	1,200,000	1,322,103
	Washington County (Diakon Lutheran Social Ministries Obligated Group), Series B, 5.00% due 1/1/2021 - 1/1/2023	670,000	688,400
	Michigan — 2.4%
	City of Detroit Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue; Insured: AGM), Series A, 5.25% due 7/1/2020	800,000	800,104
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2021 - 7/1/2022	500,000	530,713
	Livonia Public Schools School District (Insured: BAM) GO, 5.00% due 5/1/2021	585,000	607,587
	Northern Michigan University, Series A, 5.00% due 12/1/2020 - 12/1/2021	935,000	970,172
	Minnesota — 0.8%
[a]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), 0.68% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	1,000,000	1,025,175
	Mississippi — 0.8%
[a]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series G, 0.11% due 12/1/2030 (put 7/1/2020)	600,000	600,000
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2022	375,000	412,166
	Nebraska — 0.9%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	1,000,000	1,121,490
	Nevada — 2.6%
	Clark County Department of Aviation, Series A, 5.00% due 7/1/2021	2,000,000	2,070,380
[a]	Clark County Nevada Pollution Control Revenue (Nevada Power Co.), 1.65% due 1/1/2036 (put 3/31/2023)	500,000	506,045
	Clark County School District (School Facilities Improvements) GO, Series C, 5.00% due 6/15/2021	250,000	259,803
	Las Vegas Valley Water District GO, Series B, 5.00% due 12/1/2020	285,000	290,503
	New Jersey — 3.2%
	City of Trenton (Various Capital Improvements; Insured: AGC) (State Aid Withholding) GO, 5.00% due 7/15/2020	500,000	500,750
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC), Series A, 5.25% due 12/15/2021	1,000,000	1,041,410
	Passaic Valley Sewer Commissioners (Sewer System), Series G, 5.75% due 12/1/2021	500,000	536,940
	Tobacco Settlement Financing Corp., Series A, 5.00% due 6/1/2021	1,790,000	1,856,284
	New Mexico — 3.2%
[a]	City of Farmington (Southern California Edison Co.-Four Corners Project), 2.125% due 6/1/2040 (put 6/1/2022)	1,000,000	1,006,360
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.), Series D, 0.12% due 8/1/2034 (put 7/1/2020)	1,000,000	1,000,000
	New Mexico Municipal Energy Acquisition Authority, Series A, 4.00% due 11/1/2021 - 11/1/2022	1,750,000	1,844,173
	New York — 14.8%
[a]	City of New York (LOC Mizuho Bank, Ltd) GO, Series G-6, 0.13% due 4/1/2042 (put 7/1/2020)	1,600,000	1,600,000
[a]	City of New York (SPA Barclays Bank plc) GO, Series F-5, 0.14% due 6/1/2044 (put 7/1/2020)	700,000	700,000
	County of Suffolk GO, Series I, 2.50% due 7/23/2020	2,500,000	2,502,125
	Metropolitan Transportation Authority (Transit and Commuter System),
	Series B-1, 5.00% due 5/15/2022	1,500,000	1,571,970
	Series C-1, 5.00% due 9/1/2020	2,350,000	2,359,870
	New York City Housing Development Corp., 2.00% due 11/1/2020	1,780,000	1,780,712
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank, N.A),
[a]	0.12% due 2/1/2045 (put 7/1/2020)	1,300,000	1,300,000
[a]	Series 1-SUB 1C, 0.12% due 11/1/2022 (put 7/1/2020)	800,000	800,000
[a]	New York City Water & Sewer System (SPA JP Morgan Chase Bank, N.A), Series AA2, 0.12% due 6/15/2050 (put 7/1/2020)	650,000	650,000
	New York State Dormitory Authority, Series B, 5.00% due 3/31/2021	1,000,000	1,035,010
	New York State Dormitory Authority (NYSARC, Inc. Developmental Disability Programs; Insured: State Intercept), Series A, 5.00% due 7/1/2020	1,175,000	1,175,141
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2020 - 7/1/2024	955,000	1,023,864
	Tobacco Settlement Asset Securitization Corp., Series A, 5.00% due 6/1/2021	1,000,000	1,027,880
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Assoc.), 5.00% due 7/1/2023	425,000	453,807
	North Carolina — 0.8%
	North Carolina Turnpike Authority, 5.00% due 1/1/2021	200,000	204,208
[a]	University of North Carolina at Chapel Hill (SPA Landersbank Hessen-Thueringen), Series A, 0.11% due 2/15/2031 (put 7/1/2020)	800,000	800,000
	North Dakota — 3.1%
	County of McKenzie, 5.00% due 8/1/2022	2,000,000	2,063,460
	Ward County (Insured: AGM), 3.00% due 4/1/2021	1,680,000	1,683,595
	Ohio — 3.2%
	City of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	500,000	529,760
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2022 - 2/15/2023	3,130,000	3,396,847
	Oklahoma — 0.2%
	Muskogee Industrial Trust (Muskogee County Independent School District No. 20), 5.00% due 9/1/2023	200,000	224,438
	Pennsylvania — 5.6%

Schedule of Investments, Continued
Thornburg Short Duration Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2021	$1,000,000	$ 1,043,670
	East Penn School District (State Aid Withholding) GO, 2.00% due 9/15/2020	555,000	555,572
[a]	Hospitals & Higher Education Facilities Authority of Philadelphia (Children’s Hospital of Philadelphia Obligated Group; SPA Bank of America N.A.), 0.13% due 7/1/2041 (put 7/1/2020)	1,025,000	1,025,000
	Luzerne County (Insured: AGM) IDA, GO, 5.00% due 12/15/2020	500,000	509,605
	Philadelphia Authority for Industrial Development, 5.00% due 5/1/2022	400,000	427,756
	Philadelphia Water & Wastewater Revenue, Series B, 5.00% due 11/1/2020	550,000	558,250
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 4.00% due 9/15/2020 - 9/15/2021	830,000	846,748
	Series B,
	4.00% due 9/15/2020	385,000	387,225
	5.00% due 9/15/2021	430,000	449,694
	School District of Philadelphia (State Aid Withholding), Series E, 5.25% due 9/1/2023	1,000,000	1,007,150
	South Carolina — 2.1%
[a]	City of Charleston Waterworks & Sewer System Revenue (Capital Improvement), Series B, 0.496% (LIBOR 1 Month + 0.37%) due 1/1/2035 (put 1/1/2022)	2,500,000	2,526,703
	Tennessee — 1.2%
	Tennessee Energy Acquisition Corp. (The Gas Project), Series C, 5.00% due 2/1/2023	1,310,000	1,414,368
	Texas — 10.8%
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2021	1,000,000	1,029,230
[a]	City of Houston (Combined Utility System), Series C, 0.489% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	3,200,000	3,180,096
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2022	1,000,000	1,082,810
	City of Texas City (ARCO Pipe Line Co. Project) IDC, 7.375% due 10/1/2020	1,000,000	1,017,320
[a]	Cypress-Fairbanks Independent School District (Guaranty: PSF-GTD) ISD GO, Series B-1, 1.25% due 2/15/2036 (put 8/15/2022)	925,000	944,009
[a,b]	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series B, 0.505% (MUNIPSA + 0.375%) due 6/1/2032 (put 4/1/2021)	1,325,000	1,327,294
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Service Corp.), 5.00% due 11/15/2020	1,145,000	1,165,793
	Houston Airport System Revenue,
	Series B,
[c]	5.00% due 7/1/2022	630,000	681,622
	5.00% due 7/1/2023	150,000	167,997
[a]	Lower Neches Valley Authority (Exxon Capital Ventures, Inc.; Guaranty: Exxon Mobile Corp.) IDC, 0.10% due 11/1/2051 (put 7/1/2020)	600,000	600,000
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2021	510,000	528,579
[a]	San Antonio Electric & Gas Systems Revenue, Series B, 2.00% due 2/1/2033 (put 12/1/2021)	100,000	101,343
	San Antonio Water System, Series A, 5.00% due 5/15/2021	1,250,000	1,301,000
	Utah — 2.8%
[a]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series B, 0.12% due 5/15/2037 (put 7/1/2020)	1,000,000	1,000,000
[a]	County of Weber (IHC Health Services, Inc. Obligated Group; SPA Bank of New York Mellon), Series A, 0.12% due 2/15/2031 (put 7/1/2020)	2,400,000	2,400,000
	Washington — 0.5%
[d]	State of Washington GO, 5.00% due 6/1/2024	500,000	570,785
	West Virginia — 2.0%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	1,000,000	1,022,240
[a]	West Virginia (Appalachian Power Co.) EDA, Series A, 2.625% due 12/1/2042 (put 6/1/2022)	1,425,000	1,449,040
	Wisconsin — 0.9%
[a]	Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System), Series B-4, 5.00% due 11/15/2043 (put 6/1/2021)	1,000,000	1,040,540
	Total Investments — 99.7% (Cost $119,770,381)		$121,087,462
	Other Assets Less Liabilities — 0.3%		356,962
	Net Assets — 100.0%		$121,444,424

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $1,327,294, representing 1.09% of the Fund’s net assets.
c	Segregated as collateral for a when-issued security.
d	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

Schedule of Investments, Continued
Thornburg Short Duration Municipal Fund	June 30, 2020 (Unaudited)

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
EDA	Economic Development Authority
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDC	Industrial Development Corp.
ISD	Independent School District
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
PSF-GTD	Guaranteed by Permanent School Fund
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2020 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.